Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 1,125,379,754,922	₩ 1,698,202,436,726	₩ 3,157,536,155,264
Interests of hybrid bonds, net of tax	₩ 0	₩ 0	₩ (1,078,164,383)
Weighted-average number of common shares outstanding	75,767,552	75,869,542	75,814,870
Basic earnings per share	₩ 14,853	₩ 22,383	₩ 41,634
Total number of common shares issued	83,761,569	84,571,230	84,571,230
Weighted-average number of treasury shares	(7,994,017)	(8,701,688)	(8,756,360)
Weighted-average number of common shares outstanding	75,767,552	75,869,542	75,814,870